Property And Equipment (Impairment Of Internal Use Software) (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Asset Acquisition [Member]
Property, Plant and Equipment [Abstract]
Disposal of internal use software	$ 2,500,000
Business Acquisition [Line Items]
Retroactive adjustment to goodwill		$ 14,766,000